Summarised Financial Information	12 Months Ended
Dec. 31, 2022
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised financial information
33 Summarised financial information
The following summarised financial information is required by the rules of the Securities and Exchange Commission and has been prepared as a requirement of the Regulation S-X 3-10 in respect of the guarantees of:
–US$11.00 billion of outstanding bonds issued by B.A.T Capital Corporation (BATCAP) in connection with the acquisition of Reynolds American Inc. (Reynolds American), including registered bonds issued in exchange for the initially issued bonds (the 2017 Bonds);
–US$12.15 billion of outstanding bonds issued by BATCAP pursuant to the Shelf Registration Statement on Form F-3 filed on July 17, 2019, and US$0.6 billion of outstanding bonds issued by BATCAP pursuant to the Shelf Registration Statement on Form F-3 filed on July 1, 2022 pursuant to which BATCAP or BATIF may issue an indefinite amount of debt securities; and
–US$2.50 billion of outstanding bonds issued by BATIF pursuant to the Shelf Registration Statement on Form F-3 filed on July 17, 2019, pursuant to which BATCAP or BATIF may issue an indefinite amount of debt securities.
As of July 28, 2020, all relevant Group entities suspended their reporting obligations with respect to the US$7.7 billion (2022: US$7.7 billion) of Reynolds American unsecured notes and US$40.9 million (2022: US$40.9 million) of Lorillard unsecured notes. As such, no summarised financial information is provided with respect to these securities.
As described below, Reynolds American is a subsidiary guarantor of all outstanding series of BATCAP and BATIF bonds. Under the terms of the indentures governing such notes, any subsidiary guarantor (including Reynolds American) other than BATCAP or BATIF, as applicable, BATNF and BATHTN, will automatically and unconditionally be released from all obligations under its guarantee, and such guarantee shall thereupon terminate and be discharged and of no further force or effect, in the event that (1) its guarantee of all then outstanding notes issued under the Group’s EMTN Programme is released or (2) at substantially the same time its guarantee of the debt securities is terminated, such subsidiary guarantor is released from all obligations in respect of indebtedness for borrowed money for which such subsidiary guarantor is an obligor (as a guarantor or borrower). Under the EMTN Programme, Reynolds American’s guarantee is released if at any time the aggregate amount of indebtedness for borrowed money, subject to certain exceptions, for which Reynolds American is an obligor does not exceed 10% of the outstanding long-term debt of BAT as reflected in the balance sheet included in BAT’s most recent publicly released interim or annual consolidated financial statements.
Reynolds American’s guarantee may be released notwithstanding Reynolds American guaranteeing other indebtedness, provided Reynolds American’s guarantee of outstanding notes issued under the EMTN Programme is released. If Reynolds American’s guarantee is released, BAT is not required to replace such guarantee, and the debt securities will have the benefit of fewer subsidiary guarantees for the remaining maturity of the debt securities.
Note: The following summarised financial information report the unconsolidated contribution of each applicable company to the Group’s consolidated results and not the separate financial statements for each applicable company as local financial statements are prepared in accordance with local legislative requirements and may differ from the financial information provided below. In particular, in respect of the U.S. region, all financial statements and financial information provided by or with respect to the U.S. business or RAI (and/or RAI and its subsidiaries (collectively, the Reynolds Group)) are prepared on the basis of US GAAP and constitute the primary financial statements or financial information of the U.S. business or RAI (and/or the Reynolds Group). Solely for the purpose of consolidation within the results of BAT p.l.c. and the BAT Group, this financial information is then converted to IFRS. To the extent any such financial information provided in these financial statements relates to the U.S. business or RAI (and/or the Reynolds Group), it is provided as an explanation of the U.S. business’s or RAI’s (and/or the Reynolds Group’s) primary US GAAP based financial statements and information.
The subsidiaries disclosed below are wholly-owned and the guarantees provided are full and unconditional, and joint and several:
a.British American Tobacco p.l.c. (as the parent guarantor), referred to as ‘BAT p.l.c.’ in the financials below;
b.B.A.T Capital Corporation (as an issuer or a subsidiary guarantor, as the case may be), referred to as ‘BATCAP’ in the financials below;
c.B.A.T. International Finance p.l.c. (as an issuer or a subsidiary guarantor, as the case may be), referred to as ‘BATIF’ in the financials below;
d.B.A.T. Netherlands Finance B.V. (as a subsidiary guarantor), referred to as ‘BATNF’ in the financials below;
e.Reynolds American Inc. (as a subsidiary guarantor), referred to as ‘RAI’ in the financials below; and
f.British American Tobacco Holdings (The Netherlands) B.V. (as a subsidiary guarantor of the 2017 Bonds only), referred to as ‘BATHTN’ in the financials below.
In accordance with Regulation S-X 13-01, information in respect of investments in subsidiaries that are not issuers or guarantors has been excluded from non-current assets as shown in the balance sheet table below. The ‘BATHTN’ column in the summarised financial information is only applicable in the context of the 2017 Bonds. British American Tobacco Holdings (The Netherlands) B.V. (BATHTN) is not an issuer nor guarantor of any of the other securities referenced in this note. None of the issuers or other guarantors has material balances with or an investment in BATHTN. Investments in subsidiaries represents share capital acquired in relation to or issued by subsidiary undertakings.

	Summarised Financial Information
Year ended 31 December 2022	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(115)	(1)	(2)	—	5	1
Dividend income	7,515	—	—	—	4,835	148
Net finance income/(costs)	264	(52)	187	—	(500)	—
Profit/(loss) before taxation	7,664	(53)	185	—	4,340	149
Taxation on ordinary activities	(10)	(9)	(21)	—	110	—
Profit/(loss) for the year	7,654	(62)	164	—	4,450	149
Intercompany Transactions – Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(116)	(1)	(2)	—	47	—
Transactions with non-issuer/non-guarantor subsidiaries net finance (cost)/income	52	815	732	—	25	—
Dividend income from non-issuer/non-guarantor subsidiaries	7,515	—	—	—	4,835	148

	Summarised Financial Information
Year ended 31 December 2021	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(111)	(1)	(2)	—	3	—
Dividend income	6,200	—	—	—	4,827	164
Net finance income/(costs)	170	(43)	63	1	(421)	—
Profit/(loss) before taxation	6,259	(44)	61	1	4,409	164
Taxation on ordinary activities	5	19	1	—	97	—
Profit/(loss) for the year	6,264	(25)	62	1	4,506	164
Intercompany Transactions – Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(111)	(1)	(2)	—	36	—
Transactions with non-issuer/non-guarantor subsidiaries net finance (cost)/income	(2)	709	370	—	28	—
Dividend income from non-issuer/non-guarantor subsidiaries	6,200	—	—	—	4,827	164

	Summarised Financial Information
As at 31 December 2022	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Balance Sheet
Non-current assets	1,917	20,962	2,480	1,500	405	45
Current assets	9,166	7,947	42,748	22	1,135	8
Non-current liabilities	1,580	20,018	14,058	1,500	10,094	12
Non-current borrowings	1,572	19,762	13,510	1,500	10,033	—
Other non-current liabilities	8	256	548	—	61	12
Current liabilities	55	8,749	29,379	21	1,011	1
Current borrowings	23	8,657	28,525	21	568	1
Other current liabilities	32	92	854	—	443	—
Intercompany Transactions – Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	9,117	17,003	42,752	—	700	8
Amounts due to non-issuer/non-guarantor subsidiaries	5	3,890	22,702	—	34	1
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	26,690	1,573

	Summarised Financial Information
As at 31 December 2021	BAT p.l.c. £m	BATCAP £m	BATIF £m	BATNF £m	RAI £m	BATHTN £m
Balance Sheet
Non-current assets	1,916	18,192	4,986	1,417	357	75
Current assets	8,443	3,583	35,772	21	1,033	19
Non-current liabilities	9	17,024	13,667	1,417	8,778	19
Non-current borrowings	—	16,965	13,560	1,417	8,719	—
Other non-current liabilities	9	59	107	—	59	19
Current liabilities	1,607	4,633	25,451	20	882	10
Current borrowings	1,580	4,602	25,081	20	263	10
Other current liabilities	27	31	370	—	619	—
Intercompany Transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	8,405	14,999	38,539	—	1,360	19
Amounts due to non-issuer/non-guarantor subsidiaries	—	3,006	20,422	—	48	9
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	23,643	1,488
Perpetual hybrid bonds
BAT p.l.c. has issued two €1 billion of perpetual hybrid bonds which have been classified as equity as there is no contractual obligation to either repay the principal or make payments of interest (note 22(d)).
BAT p.l.c.’s unconsolidated contribution to the Group’s consolidated equity results is shown below:
BAT p.l.c.

As at 31 December	2022 £m	2021 £m
Total equity	36,682	35,977
Share capital	614	614
Share premium	113	107
Perpetual hybrid bonds	1,685	1,685
Other equity	34,270	33,571